Schedule of Notes Payable (Details) (Parenthetical)																3 Months Ended				12 Months Ended
	Dec. 02, 2021 USD ($) $ / shares	Dec. 01, 2021 USD ($) $ / shares	Nov. 30, 2021 USD ($) $ / shares	Nov. 22, 2021 USD ($) $ / shares	Jun. 24, 2021 USD ($) Integer $ / shares	Mar. 30, 2021 USD ($) Integer $ / shares	Jan. 06, 2021 USD ($) Integer $ / shares	Dec. 02, 2020 USD ($) Integer	Nov. 13, 2020 USD ($) Integer	Oct. 12, 2020 USD ($) Integer $ / shares	Sep. 14, 2020 USD ($) Integer	Aug. 11, 2020 USD ($) Integer $ / shares shares	Aug. 05, 2020 USD ($) Integer	Jul. 07, 2020 USD ($)	Jul. 08, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 03, 2020 USD ($)	Sep. 16, 2020 USD ($)	Sep. 11, 2020 USD ($)
Short-term Debt [Line Items]
Original issue of discount																$ 2,479,023				$ 2,479,023	$ 370,923
Number of value converion of shares																				1,228,471
Original issue of discount																2,479,023				2,479,023
Short Term Debt Convertible Notes [Member]
Short-term Debt [Line Items]
Original issue of discount																2,479,023				2,479,023
Long Term Convertible Notes [Member]
Short-term Debt [Line Items]
Original issue of discount																0				0
Note Payable Seventeen [Member]
Short-term Debt [Line Items]
Short term borrowings																50,000				50,000
Note Payable Twenty Two [Member]
Short-term Debt [Line Items]
Short term borrowings																$ 20,000				20,000
Note Payable One [Member]
Short-term Debt [Line Items]
Debt instrument, face amount															$ 40,000
Debt instrument, interest rate															8.00%
Debt instrument, maturity date															Jul. 08, 2020
Note payable Two [Member]
Short-term Debt [Line Items]
Debt instrument, face amount														$ 50,000
Debt instrument, interest rate														5.00%
Debt instrument, maturity date														Jul. 07, 2021
Note payable Three [Member]
Short-term Debt [Line Items]
Debt instrument, face amount													$ 53,000
Debt instrument, interest rate													8.00%
Debt instrument, maturity date													Nov. 05, 2021
Notes payable													$ 53,000
Increase decrease in debt percentage													22.00%
Trading price percentage													61.00%
Trading days | Integer													10
Debt discount rate													39.00%
Principal and accrued interest																			$ 70,736
Note payable Four [Member]
Short-term Debt [Line Items]
Debt instrument, face amount												$ 100,000
Debt instrument, interest rate												8.00%
Notes payable												$ 105,000
Increase decrease in debt percentage												135.00%
Trading price percentage												60.00%
Trading days | Integer												10
Debt discount rate												40.00%
Principal and accrued interest												$ 111,466
Original issue of discount												$ 5,000
Debt conversion price | $ / shares												$ 0.50
Number of converion of shares | shares												708,750
Cash												$ 50,000
Debt conversion price | $ / shares												$ 0.1614
Additional shares price per share | $ / shares												$ 0.45
Loss on settlement of debt																			58,059
Note payable Five [Member]
Short-term Debt [Line Items]
Debt instrument, face amount											$ 53,000
Debt instrument, interest rate											8.00%
Debt instrument, maturity date											Dec. 14, 2021
Notes payable											$ 53,000
Increase decrease in debt percentage											22.00%
Trading price percentage											61.00%
Trading days | Integer											10
Debt discount rate											39.00%
Principal and accrued interest																			70,736
Note payable Six [Member]
Short-term Debt [Line Items]
Debt instrument, face amount																								$ 4,000
Note payable Seven [Member]
Short-term Debt [Line Items]
Debt instrument, face amount																							$ 5,000
Note payable Eight [Member]
Short-term Debt [Line Items]
Debt instrument, face amount										$ 52,750
Debt instrument, interest rate										8.00%
Debt instrument, maturity date										Oct. 12, 2021
Notes payable										$ 56,750
Increase decrease in debt percentage										24.00%
Trading price percentage										60.00%
Trading days | Integer										10
Debt discount rate										40.00%
Principal and accrued interest										$ 56,750
Debt conversion price | $ / shares										$ 0.50
Number of converion of shares | shares																		760,928
Note payable Nine [Member]
Short-term Debt [Line Items]
Debt instrument, face amount									$ 138,000
Debt instrument, interest rate									8.00%
Debt instrument, maturity date									Nov. 13, 2021
Notes payable									$ 138.00
Increase decrease in debt percentage									18.00%
Trading price percentage									61.00%
Trading days | Integer									10
Debt discount rate									39.00%
Principal and accrued interest																			183,483
Note payable Ten [Member]
Short-term Debt [Line Items]
Debt instrument, face amount								$ 83,500
Debt instrument, interest rate								8.00%
Debt instrument, maturity date								Mar. 02, 2022
Notes payable																						$ 83,500
Increase decrease in debt percentage								22.00%
Trading price percentage								61.00%
Trading days | Integer								10
Debt discount rate								39.00%
Principal and accrued interest																			$ 104,527
Notes Payable Eleven [Member]
Short-term Debt [Line Items]
Debt instrument, face amount							$ 400,000
Debt instrument, interest rate							6.00%
Debt instrument, maturity date							Jan. 07, 2022
Notes payable							$ 425,000
Increase decrease in debt percentage							15.00%
Trading price percentage							75.00%
Trading days | Integer							7
Debt discount rate							25.00%
Number of converion of shares | shares																		2,549,999
Trading price | $ / shares							$ 0.50
Note payable to Unrelated Party Ten [Member]
Short-term Debt [Line Items]
Principal and accrued interest																		$ 437,359
Note payable Twelve [Member]
Short-term Debt [Line Items]
Debt instrument, face amount							$ 400,000
Debt instrument, interest rate							6.00%
Debt instrument, maturity date							Jan. 07, 2022
Notes payable							$ 425,000
Increase decrease in debt percentage							15.00%
Trading price percentage							75.00%
Trading days | Integer							7
Debt discount rate							25.00%
Principal and accrued interest																		$ 437,297
Number of converion of shares | shares																		3,220,515
Trading price | $ / shares							$ 0.50
Note payable Thirteen [Member]
Short-term Debt [Line Items]
Debt instrument, face amount						$ 282,000
Debt instrument, interest rate						600.00%
Debt instrument, maturity date						Mar. 30, 2022
Notes payable						$ 300,000
Increase decrease in debt percentage						15.00%
Trading price percentage						75.00%
Trading days | Integer						7
Debt discount rate						25.00%
Trading price | $ / shares						$ 0.2437
Note payable Fourteen [Member]
Short-term Debt [Line Items]
Debt instrument, face amount						$ 282,000
Debt instrument, interest rate						6.00%
Debt instrument, maturity date						Mar. 30, 2022
Notes payable						$ 300,000
Increase decrease in debt percentage						15.00%
Trading price percentage						75.00%
Trading days | Integer						7
Debt discount rate						25.00%
Number of converion of shares | shares																	881,310
Trading price | $ / shares						$ 0.2437
Interest Payable																	$ 51,116
Note payable Fifteen [Member]
Short-term Debt [Line Items]
Debt instrument, face amount					$ 250,000
Debt instrument, interest rate					6.00%
Debt instrument, maturity date					Jun. 24, 2022
Notes payable					$ 265,958
Increase decrease in debt percentage					15.00%
Trading price percentage					75.00%
Trading days | Integer					7
Debt discount rate					25.00%
Number of converion of shares | shares																2,390,000	2,390,000
Trading price | $ / shares					$ 0.2437
Number of value converion of shares																$ 118,668	$ 118,668
Note Payable Sixteen [Member]
Short-term Debt [Line Items]
Debt instrument, face amount					$ 256,000
Debt instrument, interest rate					6.00%
Debt instrument, maturity date					Jun. 24, 2022
Notes payable					$ 271,958
Increase decrease in debt percentage					15.00%
Trading price percentage					75.00%
Trading days | Integer					7
Debt discount rate					25.00%
Number of converion of shares | shares																2,742,419	2,742,419
Trading price | $ / shares					$ 0.2437
Interest Payable																$ 140,000	$ 140,000			$ 140,000
Note Payable Eighteen [Member]
Short-term Debt [Line Items]
Debt instrument, face amount				$ 750,000
Debt instrument, interest rate				10.00%
Debt instrument, maturity date				Jun. 24, 2022
Notes payable				$ 750,000
Increase decrease in debt percentage				16.00%
Trading price percentage				80.00%
Trading price | $ / shares				$ 0.075
Note Payable Nineteen [Member]
Short-term Debt [Line Items]
Debt instrument, face amount			$ 500,000
Debt instrument, interest rate			10.00%
Debt instrument, maturity date			Nov. 30, 2022
Notes payable			$ 500,000
Increase decrease in debt percentage			16.00%
Trading price percentage			80.00%
Trading price | $ / shares			$ 0.075
Notes Payable Twenty [Member]
Short-term Debt [Line Items]
Debt instrument, face amount		$ 250,000
Debt instrument, interest rate		10.00%
Debt instrument, maturity date		Dec. 01, 2022
Notes payable		$ 250,000
Increase decrease in debt percentage		16.00%
Trading price percentage		80.00%
Trading price | $ / shares		$ 0.075
Notes Payable Twenty One [Member]
Short-term Debt [Line Items]
Debt instrument, face amount	$ 5,000,000
Debt instrument, maturity date	Dec. 02, 2022
Notes payable	$ 500,000
Increase decrease in debt percentage	16.00%
Trading price percentage	80.00%
Trading price | $ / shares	$ 0.075
Note Payable To Unrelated Party Eighteen [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate	10.00%